SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
	Year ended December 31
	2013	2014	2015

Risk-free interest rate	0.93% - 1.91%	0.10% - 1.72%	0.17% - 1.76%
Expected volatility	50%	44.44% - 51.62%	43.49% - 50.31%
Expected term (years)	6.25	-	-
Early exercise factor	-	100% - 256%	160% - 210%
Forfeiture rate post vesting	-	0% - 15%	0% - 18%
Dividend yield	0%	0%	0%

Schedule of Fair Value Measurements

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$608	$-	$608

Total financial assets	$-	$608	$-	$608

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$49,124	$49,124
Derivative liabilities	-	214	-	214
Convertible debt	35,463	-	-	35,463

Total financial liabilities	$35,463	$214	$49,124	$84,801

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	-	1,779	-	1,779
Convertible debt	35,752	-	-	35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

Schedule of liabilities measured at fair value using significant unobservable inputs (Level 3)
Total fair value as of January 1, 2015	$13,645

Accretion of contingent liability related to acquisition	311
Change in fair value of contingent consideration related to acquisition	(6,564)
Settlements	(2,500)
Fair value of payment obligation in connection with Undertone acquisition	44,023
Reclassification to accrued expenses	(189)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	398

Total fair value as of December 31, 2015	$49,124